Summary of Significant Accounting Policies - Statutory Reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory Reserves
Portion of after-tax profit to be allocated to general reserve fund under PRC law (as a percent)	10.00%
Required general reserve fund /registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law (as a percent)	10.00%
Required statutory surplus fund/registered capital ratio to de-force compulsory net profit allocation to statutory surplus fund (as a percent)	50.00%
Appropriation made to general reserve fund	¥ 1,394	¥ 908	¥ 0